Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Summary of Lease Liabilities

	2021	2020
Lease Liabilities, Beginning of Year	1,757	1,916
Acquisition (Note 5A)	1,441	—
Additions	110	49
Interest Expense (Note 7)	171	87
Lease Payments	(471)	(284)
Terminations	(1)	(1)
Modifications	22	(2)
Re-measurements	(4)	(2)
Exchange Rate Movements and Other	(10)	(6)
Transfers to Liabilities Related to Assets Held for Sale (Note 16)	(58)	—
Lease Liabilities, End of Year	2,957	1,757
Less: Current Portion	272	184
Long-Term Portion	2,685	1,573